Rule 497(e)
                                                             File Nos. 333-38916
                                                                   and 811-09975


                                   SUPPLEMENT

          Dated September 6, 2002 to Prospectus dated September 1, 2002

                       TT ACTIVE INTERNATIONAL MUTUAL FUND
                              TT EUROPE MUTUAL FUND

Each Fund is currently accepting purchase orders for Institutional Class Shares and Class 1 Shares. The Funds are not currently accepting purchase orders for Class 2 Shares or Class 3 Shares.